Assets And Liabilities Measured At Fair Value (Schedule Of Fair Value Of Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 515	$ 224	$ 3,043
Liabilities	(1,088)	(291)	(102)
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	515	224	3,043
Liabilities	$ (1,088)	$ (291)	$ (102)